Reporting Entity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Reporting Entity Explanatory [Abstract]
Reporting entity

1. Reporting entity

Cazoo Holdings Limited (the ‘Company’, ‘Cazoo’ or ‘the Group’) is a limited company incorporated in the United Kingdom incorporated on February 7, 2020. The Company’s registered office is at 41 Chalton Street, London, NW1 1JD. The Company’s principal activity is the operation of an e-commerce platform for buying used cars.

The consolidated financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”).

1. Reporting entity

Cazoo Holdings Limited (the ‘Company’, ‘Cazoo’ or ‘the Group’) is a limited company incorporated in the United Kingdom incorporated on February 7, 2020. On June 10, 2020, the Company was inserted as a parent of Cazoo Limited in a group reorganization. The Company’s registered office is at 41 Chalton Street, London, NW1 1JD. The Company’s principal activity is the operation of an e-commerce platform for buying used cars.

The consolidated financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”).